Summary of Significant Accounting Policies - Schedule of Disaggregation Revenue (Details) (10-K) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenue	$ 1,642,018	$ 1,017,022		$ 3,646,332	$ 1,383,086
Regular [Member]
Revenue				3,619,796	1,383,086
Contingent Commission [Member]
Revenue				26,536
Profit Sharing [Member]
Revenue
Override Commission [Member]
Revenue
Successor [Member]
Revenue			$ 390,770			$ 4,450,785
Successor [Member] | Regular [Member]
Revenue			390,770			4,450,785
Successor [Member] | Contingent Commission [Member]
Revenue
Successor [Member] | Profit Sharing [Member]
Revenue
Successor [Member] | Override Commission [Member]
Revenue
Successor [Member] | Bonus [Member]
Revenue
Medical [Member]
Revenue				3,146,340	1,092,934
Medical [Member] | Regular [Member]
Revenue				3,146,340	1,092,934
Medical [Member] | Contingent Commission [Member]
Revenue
Medical [Member] | Profit Sharing [Member]
Revenue
Medical [Member] | Override Commission [Member]
Revenue
Medical [Member] | Successor [Member]
Revenue			382,391			3,582,182
Medical [Member] | Successor [Member] | Regular [Member]
Revenue			382,391			3,582,182
Medical [Member] | Successor [Member] | Contingent Commission [Member]
Revenue
Medical [Member] | Successor [Member] | Profit Sharing [Member]
Revenue
Medical [Member] | Successor [Member] | Override Commission [Member]
Revenue
Medical [Member] | Successor [Member] | Bonus [Member]
Revenue
Life [Member]
Revenue				1,065	1,558
Life [Member] | Regular [Member]
Revenue				1,065	1,558
Life [Member] | Contingent Commission [Member]
Revenue
Life [Member] | Profit Sharing [Member]
Revenue
Life [Member] | Override Commission [Member]
Revenue
Life [Member] | Successor [Member]
Revenue						1,810
Life [Member] | Successor [Member] | Regular [Member]
Revenue						1,810
Life [Member] | Successor [Member] | Contingent Commission [Member]
Revenue
Life [Member] | Successor [Member] | Profit Sharing [Member]
Revenue
Life [Member] | Successor [Member] | Override Commission [Member]
Revenue
Life [Member] | Successor [Member] | Bonus [Member]
Revenue
Property and Casualty [Member]
Revenue				498,927	288,594
Property and Casualty [Member] | Regular [Member]
Revenue				472,391	288,594
Property and Casualty [Member] | Contingent Commission [Member]
Revenue				26,536
Property and Casualty [Member] | Profit Sharing [Member]
Revenue
Property and Casualty [Member] | Override Commission [Member]
Revenue
Property and Casualty [Member] | Successor [Member]
Revenue			8,379			866,793
Property and Casualty [Member] | Successor [Member] | Regular [Member]
Revenue			8,379			866,793
Property and Casualty [Member] | Successor [Member] | Contingent Commission [Member]
Revenue
Property and Casualty [Member] | Successor [Member] | Profit Sharing [Member]
Revenue
Property and Casualty [Member] | Successor [Member] | Override Commission [Member]
Revenue
Property and Casualty [Member] | Successor [Member] | Bonus [Member]
Revenue